Property, Plants and Equipment - Summary of Changes in Property Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	$ 8,092,467
Increases other than from business combinations	823,067	$ 825,403
Ending balance	8,686,827	8,092,467
Construction in Progress [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	829,559	848,636
Increases other than from business combinations	795,114	815,269
Increases (decreases) from foreign currency translation differences, net	(248,533)	(37,686)
Increases (decreases) from transfers and other changes	(555,758)	(796,707)
Increases (decreases) from transfers from construction in progress	(555,758)	(796,707)
Disposals and removal from service	(354)	(111)
Disposals		5
Removals	(354)	(116)
Argentine hyperinflationary economy	221,193
Other increases (decreases)	17,849	158
Total changes	229,511	(19,077)
Ending balance	1,059,070	829,559
Land [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	155,485	151,430
Increases other than from business combinations	2,781	3
Increases (decreases) from foreign currency translation differences, net	(21,014)	1,646
Increases (decreases) from transfers and other changes	5,203	2,631
Increases (decreases) from transfers from construction in progress	5,203	2,631
Disposals and removal from service	(836)	(169)
Disposals	(820)	(169)
Removals	(16)
Argentine hyperinflationary economy	22,045
Other increases (decreases)	(4)	(56)
Total changes	8,175	4,055
Ending balance	163,660	155,485
Buildings [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	127,557	106,212
Increases other than from business combinations		13
Increases (decreases) from foreign currency translation differences, net	(28,793)	(1,362)
Depreciation	(6,969)	(4,729)
Increases (decreases) from transfers and other changes	7,625	23,609
Increases (decreases) from transfers from construction in progress	7,625	23,609
Disposals and removal from service	(5)	(267)
Disposals	(5)	(244)
Removals		(23)
Argentine hyperinflationary economy	37,959
Other increases (decreases)	81	4,081
Total changes	9,898	21,345
Ending balance	137,455	127,557
Plant and Equipment [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	3,951,823	4,013,530
Increases other than from business combinations	10,505	6,338
Increases (decreases) from foreign currency translation differences, net	(443,320)	18,836
Depreciation	(275,444)	(216,852)
Impairment (losses) reversals recognized in profit or loss	66,988	(10,242)
Increases (decreases) from transfers and other changes	174,583	141,901
Increases (decreases) from transfers from construction in progress	174,583	141,901
Disposals and removal from service	(11,016)	(488)
Removals	(11,016)	(488)
Decreases to be classified as maintained to distribute to owners	(5,825)
Argentine hyperinflationary economy	260,229
Other increases (decreases)	(6,340)	(1,200)
Total changes	(229,640)	(61,707)
Ending balance	3,722,183	3,951,823
Network Infrastructure [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	2,731,597	2,349,651
Increases (decreases) from foreign currency translation differences, net	(850,680)	(66,040)
Depreciation	(194,488)	(151,856)
Impairment (losses) reversals recognized in profit or loss		54,819
Increases (decreases) from transfers and other changes	274,079	547,973
Increases (decreases) from transfers from construction in progress	274,079	547,973
Disposals and removal from service	(6,323)	(3,007)
Removals	(6,323)	(3,007)
Argentine hyperinflationary economy	1,246,868
Other increases (decreases)	24,962	57
Total changes	494,418	381,946
Ending balance	3,226,015	2,731,597
Fixtures and Fittings [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	113,083	93,653
Increases other than from business combinations	11,325	3,454
Acquisitions through business combinations		13,212
Increases (decreases) from foreign currency translation differences, net	(26,004)	(3,930)
Depreciation	(23,311)	(21,403)
Increases (decreases) from transfers and other changes	97,063	17,961
Increases (decreases) from transfers from construction in progress	97,063	17,961
Disposals and removal from service	(551)	(2,975)
Disposals	(59)	(3)
Removals	(492)	(2,972)
Argentine hyperinflationary economy	8,194
Other increases (decreases)	15,290	13,111
Total changes	82,006	19,430
Ending balance	195,089	113,083
Other Property, Plant and Equipment Under Financial Lease [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	183,363	130,044
Increases other than from business combinations	3,342	326
Acquisitions through business combinations	18,036
Increases (decreases) from foreign currency translation differences, net	(8,610)	4,936
Depreciation	(11,220)	(12,695)
Increases (decreases) from transfers and other changes	(2,795)	62,632
Increases (decreases) from transfers from construction in progress	(2,795)	62,632
Disposals and removal from service	(251)	(73)
Removals	(251)	(73)
Other increases (decreases)	1,490	(1,807)
Total changes	(8)	53,319
Ending balance	183,355	183,363
Property, Plant and Equipment, Net [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Beginning balance	8,092,467	7,693,156
Increases other than from business combinations	823,067	825,403
Acquisitions through business combinations	18,036	13,212
Increases (decreases) from foreign currency translation differences, net	(1,626,954)	(83,600)
Depreciation	(511,432)	(407,535)
Impairment (losses) reversals recognized in profit or loss	66,988	44,577
Disposals and removal from service	(19,336)	(7,090)
Disposals	(884)	(411)
Removals	(18,452)	(6,679)
Decreases to be classified as maintained to distribute to owners	(5,825)
Argentine hyperinflationary economy	1,796,488
Other increases (decreases)	53,328	14,344
Total changes	594,360	399,311
Ending balance	$ 8,686,827	$ 8,092,467